Leases (Details) - Schedule of supplemental cash flow information related to leases ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	¥ 13,739	$ 2,051	¥ 10,879
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	27,245	4,068	20,317
Change on lease liabilities arose from modification on lease terms	(474)	(71)	(507)
Change on lease liabilities arose from early termination of operating leases	¥ (10,739)	$ (1,603)	¥ (1,287)